CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Cash	$ 4,030,960	$ 695,111	$ 949,749
Accounts receivable, net of allowance for doubtful accounts of $772,000 and $996,122, respectively	2,912,897	2,864,542	4,150,427
Note receivable, current portion	196,116	156,190	90,000
Prepaid expenses and other	1,873,640	1,979,172	1,082,581
Inventory, net of reserves of $192,000 and $192,000, respectively	443,721	630,566	579,779
Total current assets	9,457,334	6,325,581	6,852,536
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	352,388	677,493	1,086,633
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	2,113,641	3,325,110	3,461,985
Note receivable, net of current portion		112,492	125,000
Goodwill		375,000	5,889,395
Royalty Purchase Commitment		10,768,555
Intangible assets, net of accumulated amortization of $801,905 and $485,393, respectively	15,635,550	4,874,679	5,191,191
Other assets	80,375	74,815	78,509
Total assets	27,639,288	26,533,725	22,685,249
Current liabilities: Accounts payable (including $0 and $505,977 respectively due to a related party, see Note 5)	296,682	2,444,632	2,840,845
Accrued liabilities	3,336,656	3,001,062	2,713,230
Dividends payable	9,325	630,528	541,797
Deferred revenue	8,708	422,183	162,331
Current portion of long-term related-party debt		12,793,303	754,896
Current portion of long-term debt	90,617	634,218	1,041,392
Total current liabilities	3,741,988	19,925,926	8,054,491
Long-term related-party debt, net of current portion and debt discount	5,934,012	1,730,712	116,852
Long-term debt, net of current portion	61,929	449,950	898,598
Total liabilities	9,737,929	22,106,588	9,069,941
Series D 8% dividend, convertible, voting, $0.0001 par value: 85,000 shares designated; 48,763 and 44,845 shares outstanding, respectively (aggregate liquidation preference of $28,476,086)	1	5	5
Common stock, $0.0001 par value: 15,000,000 shares authorized; 3,096,642 and 2,518,117 shares outstanding, respectively	590	61,933	50,362
Additional paid-in capital	272,608,421	252,878,825	244,620,460
Accumulated deficit	(254,707,653)	(248,513,626)	(231,055,519)
Total equity	17,901,359	4,427,137	13,615,308
Total liabilities and stockholders' equity	$ 27,639,288	$ 26,533,725	$ 22,685,249